Reinsurance (Effects of Affiliated Reinsurance on Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Premiums, reinsurance and other receivables	$ 13,853	$ 18,104
Deferred policy acquisition costs and value of business acquired	6,339	5,777	$ 5,860
Total assets	20,192	23,881
Liabilities:
Future policy benefits	32,752	30,508
Policyholder account balances	36,579	36,725	$ 36,585
Other policy-related balances	2,712	2,802
Other Liabilities	5,445	3,925
Total liabilities	77,488	73,960
Assumed
Assets:
Premiums, reinsurance and other receivables	23	161
Deferred policy acquisition costs and value of business acquired	71	218
Total assets	94	379
Liabilities:
Future policy benefits	232	1,294
Policyholder account balances	741	712
Other policy-related balances	1,677	1,804
Other Liabilities	13	87
Total liabilities	2,663	3,897
Assumed | Affiliated Entity [Member]
Assets:
Premiums, reinsurance and other receivables	23	128
Deferred policy acquisition costs and value of business acquired	71	120
Total assets	94	248
Liabilities:
Future policy benefits	211	630
Policyholder account balances	741	712
Other policy-related balances	1,677	1,785
Other Liabilities	11	28
Total liabilities	2,640	3,155
Ceded
Assets:
Premiums, reinsurance and other receivables	12,669	17,178
Deferred policy acquisition costs and value of business acquired	(370)	(454)
Total assets	12,299	16,724
Liabilities:
Future policy benefits	0	0
Policyholder account balances	0	0
Other policy-related balances	0	(1)
Other Liabilities	907	1,218
Total liabilities	907	1,217
Ceded | Affiliated Entity [Member]
Assets:
Premiums, reinsurance and other receivables	3,382	8,452
Deferred policy acquisition costs and value of business acquired	(356)	(439)
Total assets	3,026	8,013
Liabilities:
Future policy benefits	0	0
Policyholder account balances	0	0
Other policy-related balances	0	(1)
Other Liabilities	578	876
Total liabilities	$ 578	$ 875